Debt (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Debt Disclosure [Line Items]
Long-term debt	$ 1,765,892	$ 1,758,845
Total long-term debt	1,766,357	1,759,147
Less long-term debt payable within one year	75,271	345,513
Long-term debt, net	1,691,086	1,413,634
Domestic | Debentures 7.30%, due 2011
Debt Disclosure [Line Items]
Long-term debt		100,000
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Disclosure [Line Items]
Long-term debt	1,175,000	875,000
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Disclosure [Line Items]
Long-term debt	225,000	225,000
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Disclosure [Line Items]
Long-term debt	1,380	1,807
Foreign | Euro Bonds 3.5%, due 2011
Debt Disclosure [Line Items]
Long-term debt		244,580
Foreign | Euro Bonds 4.125%, due 2016
Debt Disclosure [Line Items]
Long-term debt	290,040	244,580
Foreign | Japanese Yen credit facility Libor plus 20 bps, due 2012
Debt Disclosure [Line Items]
Long-term debt	74,472	67,878
Other long-term debt, including capitalized leases
Debt Disclosure [Line Items]
Long-term debt	$ 465	$ 302